OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Millions		12 Months Ended
	Mar. 06, 2017	Dec. 31, 2017	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Net loan receivable from related party		$ 36.3	$ 14.0
Advances for the purchase of capital equipment		19.9	33.4
Royalty interests		5.6	5.6
Long-term prepayment		4.9	4.9
Derivatives		4.4	0.0
Other		5.5	4.8
Other assets		102.7	78.5
Contract term (in years)	15 years
Prepayment issued during period		4.9
Allowance for doubtful non-current non-trade receivables from related parties		36.0	46.9
Marketable securities and warrants
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments		24.2	14.8
Bond fund investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Marketable securities and warrants and bond fund investments		$ 1.9	$ 1.0